Long-term loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term loans [line items]
Long-term loans	¥ 150,169,010	¥ 125,129,416
Less: Current portion	20,620,849	18,098,458	[1]
Non-current portion	129,548,161	107,030,958	[1]
Huaneng Group and its subsidiaries (a) [member]
Disclosure of long-term loans [line items]
Long-term loans	4,724,753	7,427,183
Less: Current portion	610,465	2,123,494
Non-current portion	4,114,288	5,303,689
Bank loans and other loans (b) [member]
Disclosure of long-term loans [line items]
Long-term loans	145,444,257	117,702,233
Less: Current portion	20,010,384	15,974,964
Non-current portion	¥ 125,433,873	¥ 101,727,269

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).